Consolidated Statements of Comprehensive Income (Loss) (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Change in pension and postretirement benefits, tax	$ (19,528)	$ 20,312